Equity	9 Months Ended
Sep. 30, 2011
Equity
Conversion of Non-Bridge Notes

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, all of the outstanding non-bridge convertible notes converted into an aggregate of 19,533,586 shares of the Company’s common stock. The noteholders waived their rights to two-year warrants in favor of the five-year Merger Warrants that they received pursuant to the reverse merger. See Note 1, Organization, Operations and Basis of Presentation – Reverse Merger.

Private Offering

In July 2011, the public company commenced a private offering (the “Offering”) pursuant to which, on September 21, 2011, the Company had an initial closing on the sale of 12,547,757 investor units (“Units”), at a price of $0.25 per Unit, or $3,136,938 of aggregate gross proceeds. The initial closing on the sale of Units included the conversion of $2,275,000 of principal, plus $64,438 of accrued interest, from the Convertible Bridge Notes previously received by the Company between April 2011 and August 2011. The Company raised $513,093 net proceeds as part of the private placement ($797,500 gross proceeds reduced by $284,407 offering costs). The Offering for the remaining 7,452,243 Units will continue after the closing of the reverse merger. Each Unit consists of one share of common stock and a warrant to purchase one-half share of the Company’s common stock (the “Investor Warrants”), such that 12,547,757 shares of common stock and Investor Warrants to purchase 6,273,880 shares of the Company’s common stock were issued.

The Offering was made on an “all or nothing” basis with respect to a minimum of 12,000,000 Units ($3,000,000 of aggregate proceeds) and on a “best efforts” basis with respect to a maximum of 20,000,000 Units ($5,000,000 of aggregate proceeds). In addition, in the event the maximum number of Units is sold, the placement agent and the Company have the option to offer an additional 4,000,000 Units ($1,000,000 of aggregate proceeds). The closing of the minimum offering of 12,000,000 Units and the closing of the reverse merger were conditioned upon each other.

The Investor Warrants are exercisable for a period of five years at an exercise price of $0.625 per full share of common stock. The Investor Warrants may be called for redemption by the Company at any time upon not less than 30 or more than 60 days prior written notice, provided that, at the time of delivery of such notice, (i) there is a registration statement covering the resale of the shares underlying the warrants; (ii) the average closing bid price for the Company’s common stock for each of the 20 consecutive trading days prior to the date of the notice of redemption is at least $1.25, as proportionally adjusted to reflect any stock splits, stock dividends, combinations of shares or like events; and (iii) the average trading volume for the Company’s common stock is at least 50,000 shares per day during the 20 consecutive trading days prior to the date of the notice of redemption and that during such 20-day period there is no more than one trading day in which there is no trading in the Company’s common stock.

The Investor Warrants, at the option of the holder, may be exercised by cash payment of the exercise price to the Company. Alternatively, the Investor Warrants may be exercised on a cashless basis commencing one year after the date of filing of the Current Report on Form 8-K with the SEC regarding the reverse merger if no registration statement registering the shares underlying the investor warrants is then in effect. The exercise price and number of shares of common stock issuable on exercise of the investor warrants may be adjusted in certain circumstances including stock splits, stock dividends, and future issuances of the Company’s equity securities without consideration or for consideration per share less than $0.25 (as specified in the warrant agreement).

The placement agent for the Offering received a cash commission of 10% of the funds raised from investors in the offering that were directly attributable to the placement agent. In addition, the placement agent received five-year warrants to purchase shares of the Company’s common stock equal to 10% of the Units sold to investors in the Offering (the “Broker Warrants”). As a result of the foregoing arrangement, the placement agent (1) was paid cash commissions of $68,750; (2) was reimbursed for $23,400 of out-of-pocket expenses; and (3) was issued five-year Broker Warrants to purchase 275,000 shares of the Company’s common stock. In addition, the placement agent acted as a finder in connection with the Convertible Bridge Note financing. In such capacity, it earned a fee of $2,500 related to the issuance of a $25,000 Convertible Bridge Note, plus a warrant, which was converted upon the initial closing of the Offering into a warrant to purchase up to 10,000 shares of the public company common stock.

The Broker Warrants are identical to the Investor Warrants in all material respects except that (i) the resale of the common stock underlying them is not covered by a registration statement; and (ii) they have an exercise price of $0.25 per share of common stock.

On September 21, 2011, the Company executed a registration rights agreement, whereby the Company committed to file a registration statement covering the resale of the common stock underlying the Units sold or to be sold in the Offering and the common stock that is issuable upon exercise of the Investor Warrants (but not the common stock that is issuable upon exercise of the Broker Warrants or Merger Warrants) within 75 days of the final closing of the Offering, and to use commercially reasonable efforts to cause the registration statement to become effective no later than 150 days after it is filed. The Company will be liable for monetary penalties at the monthly rate of 1% (to a maximum of 10%) of each holder’s investment in the Offering until the failure to meet the above deadlines are cured or upon the occurrence of certain other specified events. Notwithstanding the foregoing, no payments shall be owed with respect to that portion of a holder’s registrable securities (1) which may be sold by such holder under Rule 144 or pursuant to another exemption from registration; or (2) which the Company is unable to register due to limits imposed by Rule 415 under the Securities Act (which shares would then be eligible for “piggyback” registration rights with respect to any registration statement filed by the Company within two years following the effectiveness of the original registration statement).

Conversion of Accrued Interest

During the nine months ended September 30, 2011, the Company converted accrued interest of $2,500 associated with a $100,000 note payable (see Note 5, Notes Payable) into 9,924 shares of common stock.

Stock Warrants

On June 15, 2011, 6,997,205 warrants that were scheduled to expire were extended for two years. The value of the modified warrants was deemed to be immaterial after applying the binomial lattice options pricing model using the following assumptions: risk-free rate of 0.81% to 1.40%; expected volatility of 75%; expected term of 0.21 years; dividend yield of 0%.

During the nine months ended September 30, 2011, the Company issued warrants to purchase 50,654 shares of the Company’s common stock at an exercise price of $0.252 per share for a term of five years to two note holders in connection with the issuance of convertible notes payable aggregating $63,000 in principal amount. Using the binomial lattice options pricing model, the Company determined that the relative fair value of the warrants was $4,750. The fair value was recorded as a debt discount and amortized over the term of the notes. The assumptions used in the binomial lattice options pricing model were as follows: risk-free rate of 1.77%; expected volatility of 70.0%; expected term of 4.2 years; expected dividend yield of 0%.

On September 21, 2011, immediately prior to, and conditioned upon the effectiveness of the reverse merger, warrants to purchase 1,609,747 shares of the Company’s common stock were exercised for total proceeds of $3,045 and all of the remaining warrants to purchase 11,889,751 shares of the Company’s common stock were cancelled.

On September 21, 2011, In connection with the reverse merger and Offering, warrants to purchase an aggregate of 36,558,880 shares of the Company’s common stock were issued, including (a) 30,000,000 Investor Warrants were issued to existing shareholders, (b) 6,273,880 Investor Warrants were issued in connection with the Offering and (c) 285,000 Broker Warrants were issued to the placement agent.

Warrant transactions during the nine months ended September 30, 2011 are as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value

Balance, December 31, 2010	13,448,844	$0.273
Granted	36,609,534	0.624
Exercised	(1,609,747)	0.002
Cancelled	(11,889,751)	0.310
Balance, September 30, 2011	36,558,880	$0.625	4.98	$-

Exercisable, September 30, 2011	36,558,880	$0.625	4.98	$-

Stock Options

The Company’s board of directors adopted a Stock Incentive Plan (the “Original Plan”) under which the Company may issue options to purchase the Company’s common stock to employees, directors and consultants. The Company had reserved 7,973,884 shares of common stock for issuance under the Original Plan. As of December 31, 2010, the Plan was over-allocated by 6,426,508 shares. Prior to the reverse merger, options to purchase 824,406 shares of the Company’s common stock were forfeited. All of the outstanding options to purchase 13,575,986 shares of the Company’s common stock were cancelled immediately prior to, and conditioned upon the effectiveness of the reverse merger (see Note 1, Organization, Operations, and Basis of Presentation - Reverse Merger).

Effective October 1, 2006, the Company adopted the provisions of ASC 718, using the modified prospective method. The Company utilizes the Black-Scholes option pricing model to value stock options and records stock-based compensation expense in its statements of operations over the period of service, which is generally the vesting period.

During the three and nine months ended September 30, 2011, the stock-based compensation expense recorded by the Company was $92,990 and $255,799, respectively. During the three and nine months ended September 30, 2010, the stock-based compensation recorded by the Company was $86,878 and $129,584, respectively. These amounts have been included in general and administrative expenses in the accompanying statements of operations. As of September 30, 2011, there was no unrecognized stock-based compensation expense.

Stock option transactions under the Plan during the nine months ended September 30, 2011 are as follows:

Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Balance, December 31, 2010	14,400,392	$0.22
Granted	-	-
Exercised	-	-
Forfeited	(824,406)	0.39
Cancelled	(13,575,986)	0.21
Balance, September 30, 2011	-	$-	-	$-

Exercisable, September 30, 2011	-	$-	-	$-

The board of directors and stockholders owning a majority of the Company’s outstanding shares adopted the 2011 Equity Incentive Plan (the “2011 Plan”) on September 20, 2011. A total of 13,500,000 shares of the Company’s common stock are reserved for issuance under the 2011 Plan. The 2011 Plan authorizes the grant to eligible recipients of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units, performance grants intended to comply with Section 162(m) of the Internal Revenue Code of 1986, as amended, and stock appreciation rights. Under the 2011 Plan, (1) awards may be granted to employees, consultants, officers and directors; (2) the maximum term of any award shall be ten years from the date of grant; (3) the exercise price of any award shall not be less than the fair value on the date of grant; and (4) awards will typically result in the issuance of new common shares. As of September 30, 2011, there have been no awards granted from the 2011 Plan.